Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 2,518,441	$ 2,660,624	$ 2,924,323
Prepaid expenses	225,742	37,228	38,681
Trading marketable securities
Total Current Assets	2,744,183	2,697,852	2,963,004
Non-Current Assets
Property and equipment, net	8,758	10,114	12,825
Intangible asset	509,500	509,500	100,000
Total Non-Current Assets	518,258	519,614	112,825
TOTAL ASSETS	3,262,441	3,217,466	3,075,829
Current Liabilities
Accounts payable and credit card liability	578,000	430,526	150,096
Contract liabilities	447	369	3,445
Total Current Liabilities	578,447	430,895	153,541
TOTAL LIABILITIES	578,447	430,895	153,541
Commitments and contingencies
Preferred stock value
Common stock value
Additional paid in capital	19,012,713	14,791,922	8,657,190
Treasury Stock, at cost: Class B Common Stock - 250,000 shares			(176,876)
Subscription receivable
Accumulated deficit	(16,330,381)	(12,006,357)	(5,558,315)
TOTAL STOCKHOLDERS’ EQUITY	2,683,994	2,786,571	2,922,288
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	3,262,441	3,217,466	3,075,829
Series A Convertible Preferred Stock
Current Liabilities
Preferred stock value
Class A Common Stock
Current Liabilities
Common stock value	100	100	168
Class B Common Stock
Current Liabilities
Common stock value	$ 1,562	$ 906	$ 121